Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
Corporate information

Overview

Kaspi.kz operates a two-sided Super App business model in Kazakhstan: the Kaspi.kz Super App for consumers and the Kaspi Pay Super App for merchants and entrepreneurs. Our offerings include payments, marketplace and fintech solutions for both consumers and merchants. Our business model, reinforced by our highly recognizable brand and continuing product innovation, generates powerful network effects, which has resulted in growth across all our platforms and strong financial performance. Since 2025 the Group operates the Hepsiburada marketplace in Türkiye.

Kaspi.kz Segments

Our segment reporting is based on our three business platforms:

•
Payments: Our Payments Platform facilitates transactions between and among merchants and consumers. For consumers, our Payments Platform is a highly convenient way to pay for shopping transactions, regular household bills and make peer-to-peer payments. For merchants, our Payments Platform enables them to accept payments online and in-store, issue and instantly settle invoices, pay suppliers and monitor merchants’ turnover. Our Payments Platform is our main customer acquisition tool and we consider it to be fundamental for high levels of customer engagement. Having achieved scale with consumers and merchants, our Payments Platform brings more value to consumers and merchants.
•
Marketplace: Our Marketplace Platform connects both online and offline merchants with consumers, enabling merchants to increase their sales and allowing consumers to purchase a broad selection of products and services from a wide range of merchants. Marketplace has three main propositions — m-Commerce, e-Commerce, and Kaspi Travel. m-Commerce brings a digital shopping experience to a merchant’s physical location, while consumers can use e-Commerce to shop anywhere, anytime and typically with free delivery. Kaspi Travel allows consumers to book domestic and international flights, domestic rail tickets, and domestic and international package holidays. All Marketplace services, except for Türkiye, are integrated with our Fintech and Payments Platforms. Other than in e-Grocery (which enables consumers to order groceries through the Kaspi.kz Super App with home delivery), part of e-Cars (which facilitates buying and selling used cars), and Türkiye Marketplace (which represents hybrid commerce model rooted in a unified “1P” and “3P” based catalogue), our Marketplace Platform is a “3P” model, enabling third-party merchants to sell their products directly to consumers.
•
Fintech: Our Fintech Platform provides consumers and merchants with BNPL, finance and deposit products. All our Fintech services can be accessed through our Super Apps, fully digitally, with users identified using Kaspi ID biometrics technology. We lend only in local currency and we fund our financing products mainly using deposit products, which are primarily local currency savings accounts. As we add more opportunities to transact with the Kaspi.kz Super App, we anticipate that consumers will keep more of their deposits with us.

Information about the group of companies

Joint Stock Company Kaspi.kz (“the Company” or “the Group”) was incorporated in the Republic of Kazakhstan in 2008. The Company is regulated by the National Bank of the Republic of Kazakhstan (“NBRK”) and the Agency of the Republic of Kazakhstan for Regulation and Development of Financial Market. The registered address of the Company is 154A, Nauryzbai Batyr street, Almaty, 050013, the Republic of Kazakhstan.

On 3 February 2023, Kaspi Shop LLC, our subsidiary, acquired a 51% share in “Magnum E-commerce Kazakhstan” LLC, followed by an acquisition of an additional 39.01% of the shares in “Magnum E-commerce Kazakhstan” LLC to 90.01%. The remaining 9.99% is owned by “Magnum Cash&Carry” LLС, the largest retail food chain in Kazakhstan.

On 12 October 2023, Kaspi Shop LLC, our subsidiary, acquired 39.758% of the shares of Kolesa JSC from Krysha & Kolesa Holding B.V. (“the Kolesa Group”), an indirect subsidiary of Baring Vostok Private Equity Fund V. On 12 October 2023, Mikheil Lomtadze, Chairman of the Management Board and significant shareholder of the Group, who is also a significant shareholder of Kolesa Group, has assigned 11% of the shares of Kolesa Group to Kaspi Shop LLC in trust, under a trust management agreement to Kaspi Shop LLC, which enables Kaspi Shop LLC to hold approximately 50.76% of the voting rights in Kolesa Group, allowing Kaspi Shop LLC to vote with these shares in a manner consistent with Kaspi Shop LLC’s interests. Therefore, the Trust Management Agreement gives control over the board of directors of Kolesa Group.

On 29 January 2025, the Group acquired 65.41% share in “D-MARKET Electronic Services & Trading” (“Hepsiburada”) JSC with the consideration of approximately USD 1,127 million, followed by an acquisition of an additional 10.55% of the shares in Hepsiburada to 75.96% with the consideration of approximately USD 66 million.

On 27 March 2025, Kaspi.kz has signed a share purchase agreement with Rabobank Group, relating to the purchase of Rabobank’s Turkish subsidiary Rabobank A.Ş. The transaction is not material. Rabobank A.Ş. is a fully licensed bank in Türkiye which has neither borrowing or depositing clients nor a branch network. At the time the consolidated financial statements were authorised for issue, the agreement is subject to customary closing conditions and receipt of regulatory approval by certain Turkish government agencies.

On 10 September 2025, the Group has signed an agreement on sale of Portmone Group to an unrelated third party. The transaction does not represent a separate major line of business or geographical area, and is not presented as discontinued operations in accordance with IFRS 5 in these consolidated financial statements. No material gain/loss was recognised by the Group as net assets approximated the fair value of consideration received. Portmone Group was part of the Group’s Payments segment.

The Company is the parent of the following directly and indirectly held subsidiaries:

Subsidiary	Type of operation	Country of operation	Ownership as at 31 December 2023	Ownership as at 31 December 2024	Ownership as at 31 December 2025
Kaspi Pay LLC	Payment processing services	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Shop LLC	Marketplace	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Hepsiburada	Marketplace	Türkiye	—	—	Directly (75.96%)
Kaspi Travel LLC	Online travel	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kolesa Group	Classifieds	Kazakhstan	Indirectly (39.76%)	Indirectly (39.56%)	Indirectly (39.6%)
Magnum E-commerce Kazakhstan LLC	E-Grocery	Kazakhstan	Indirectly (90.01%)	Indirectly (90.01%)	Indirectly (90.01%)
Kaspi Bank JSC	Banking	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
ARK Balance LLC	Distressed asset management	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
Kaspi Office LLC	Real estate	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Group JSC	Holding company	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Digital Classifieds LLC	Classifieds	Azerbaijan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Portmone Group	Payment processing services	Ukraine	Indirectly (100%)	Indirectly (100%)	—
Kaspi Cloud LLC	Storage and processing of information	Kazakhstan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)

The shareholders are as follows:

	2023	2024	2025
	%	%	%

Baring Funds*	27.53	24.69	23.22
Mikheil Lomtadze	24.67	22.60	22.58
Vyacheslav Kim	23.47	21.40	20.74
Public Investors	20.92	27.67	29.59
Management	3.41	3.64	3.87

Total	100.00	100.00	100.00

*As at 31 December 2023, 2024 and 2025, Asia Equity Partners Limited held 21.06%, 8.73% and 7.29% of total shares respectively, Fintech Partners Limited held 0%, 9.50% and 9.49% of total shares respectively, Baring Fintech Nexus Limited held 6.47%, 6.45% and 0% of total shares respectively, and European Investors Limited held 0%, 0% and 6.44% of total shares respectively, on behalf of Baring Funds.